                    COLONIAL
                    Investment Grade Bond Fund

                     SEMIANNUAL REPORT
           -----------------------------------------------
                     JUNE 30, 2000

                        Investment Portfolio (Unaudited)
                                  June 30, 2000
                                 (In thousands)

BONDS & NOTES - 111.5%                            Par                   VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 52.9%

ASSET-BACKED SECURITIES - 13.2%
Conseco Finance Securitizations Corp.,
 Series 2000-A, Class BV1,
                      8.390%    2/15/31           $250                   $250

Delta Funding Home Equity Loan Trust,
 Series 1997-3, Class M2F,
                      7.330%   10/25/28            288                    270
Green Tree Financial Corp.,
 Series 1995-3, Class B-1,
                      7.850%    8/15/25            500                    419
Salomon Brothers Mortgage Securities VII, Inc.,
 Series 2000-LB1, Class M3,
                      7.000%    5/25/29            250                    225
UCFC Home Equity Loan Corp.
 Series 1996-B1, Class A7,
                      8.200%    9/15/27            230                    229
                                                                   ----------
                                                                        1,393
                                                                   ----------

NON-AGENCY MORTGAGE-BACKED - 39.7%
Chase Mortgage Finance Corp.:
 Series 1998-AS1, Class B2,
                      6.750%    8/25/28            256                    223
 Series 2000-S1, Class B2,
                      7.250%    2/25/30            274                    244
Countrywide Asset-Backed Certificates:
 Series 1999-2, Class BV,
                      8.730%    5/25/29            500                    504
 Series 2000-1, Class MF2,
                      8.600%    3/31/31            250                    252
 Series 2000-1, Class BF,
                      8.600%    3/31/31            250                    241
Headlands Mortgage Securities, Inc.,
 Series 1998-1, Class B3,
                      6.500%   11/25/28            245                    197
Norwest Asset Securities Corp.:
 Series 1998-10, Class B2,
                      6.750%    5/25/28            274                    251
 Series 1998-4, Class 2B2,
                      6.750%    2/25/28             88                     78
 Series 2000-1, Class B3,
                      7.250%    2/25/30            250                    222
Option One Mortgage Loan Trust,
 Series 2000-1, Class M3,
                      8.320%    4/25/30            276                    275
Residential Accredit Loans, Inc:
 Series 1999-QS13, Class M3,
                      7.750%   10/25/29            265                    245

 Series 1999-QS6, Class M3,
                      6.500%    5/25/29            297                    253
 Series 1998-QS16, Class M2,
                      6.500%   11/25/13            484                    451
Residential Funding Mortgage Securities I, Inc.,
 Series 1999-S24, Class M2,
                      7.500%   12/25/29            263                    248
Saxon Asset Securities Trust:
 Series 2000-1, Class MF2,
                      8.730%    3/25/30            250                    254
 Series 2000-1, Class BF1,
                      9.760%    3/25/30            250                    253
                                                                   ----------
                                                                        4,191
                                                                   ----------

TOTAL ASSET BACKED SECURITIES (cost of $5,520)                          5,584
                                                                   ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES OBLIGATIONS - 42.6%
GOVERNMENT AGENCIES - 18.7%
Federal National Mortgage Association,
                      7.500%    5/1/50           2,000                  1,972

GOVERNMENT OBLIGATIONS - 23.9%
U.S. Treasury Bonds,
                      7.875%   2/15/21             355                    423
U.S. Treasury Notes:
                      6.500%   2/15/10             860                    889
                      6.750%   5/15/05             374                    383
WI Treasury Security,
                      6.000%   8/15/09             831                    824
                                                                   ----------
                                                                        2,519
                                                                   ----------

TOTAL GOVERNMENT OBLIGATIONS  (cost of $4,470)                          4,491
                                                                   ----------

CORPORATE FIXED-INCOME BONDS & NOTES - 16.0%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 2.1%
INSURANCE CARRIERS
Jefferson-Pilot Capital Trust,
                      8.285%    3/1/46             250                    226
                                                                   ----------

--------------------------------------------------------------------------------
MANUFACTURING - 9.4%
CHEMICAL & ALLIED PRODUCTS - 4.7%
Equistar Chemicals, L.P.,
                      8.500%   2/15/04             250                    245
Lockheed Martin Corp.,
                      8.200%   12/1/09             250                    253
                                                                   ----------
                                                                          498
                                                                   ----------
PAPER PRODUCTS - 2.3%
Abitibi-Consolidated, Inc.,
                      7.875%    8/1/09             250                    241
                                                                   ----------

PETROLEUM REFINING - 2.4%
Valero Energy Corp.,
                      8.375%   6/15/05             250                    253
                                                                   ----------

--------------------------------------------------------------------------------
SERVICES - 4.5%
AMUSEMENT & RECREATION - 2.2%

Harrah's Operating Co., Inc,
                      7.500%   1/15/09             250                    230
                                                                   ----------

TRANSPORTATION, COMMUNICATION, ELECTRIC, - 2.3%
GAS, & SANITARY SERVICES
Endesa-Chile Overseas Co.,
                      8.500%    4/1/09             250                    245
                                                                   ----------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
 (cost of $1,692)                                                       1,693
                                                                   ----------

TOTAL INVESTMENTS  (cost of $11,682)(a)                                11,768
                                                                   ----------

SHORT-TERM OBLIGATIONS - 9.0%
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 06/30/00 due 07/03/00 at 6.600%
collateralized by U.S. Treasury notes
with maturities to 2026, market value $971
(repurchase proceeds $952)                          951                   951
                                                                   ----------

Other Asset & Liabilities, Net - (20.5%)                               (2,168)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                    $ 10,551
                                                                   ----------

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

                        STATEMENT OF ASSETS & LIABILITIES
                            June 30, 2000 (Unaudited)

(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $11,682)                                $ 11,768
Short-term obligations
                                                                        951
                                                                   ========
                                                                     12,719
Receivable for:
  Investments sold                               1,941
  Interest                                         144
  Expense reimbursement due from Advisor            12
Other                                                5                2,102
                                              --------             --------
    Total Assets                                                     14,821


LIABILITIES
Payable due to custodian bank                      249
Payable for:
  Investments purchased                          3,938
   Distributions - Class A                          17
   Distributions - Class B                           2
   Distributions - Class C                           2
   Distributions - Class Z                           2
Accrued:
   Bookkeeping fee                                   4
   Transfer agent fee                                1
Other                                               55
                                              --------
    Total Liabilities                                                 4,270
                                                                   --------

NET ASSETS                                                         $ 10,551
                                                                   ========

Net asset value & redemption price per share -
Class A ($7,356/609)                                               $  12.09(a)
                                                                   ========
Maximum offering price per share - Class A
($12.09/0.9425)                                                    $  12.83(b)
                                                                   ========
Net asset value & offering price per share -
Class B ($1,087/90)                                                $  12.08(a)
                                                                   ========
Net asset value & offering price per share -
Class C ($1,072/89)                                                $  12.08(a)
                                                                   ========
Net asset value & offering price per share -
Class Z ($1,036/86)                                                $  12.09
                                                                   ========
COMPOSITION OF NET ASSETS
Capital paid in                                                    $ 10,478
Undistributed net investment income                                $     13
Accumulated net realized loss                                           (26)
Net unrealized appreciation                                              86
                                                                   --------
                                                                   $ 10,551
                                                                   ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
See notes to financial statements.

                       STATEMENT OF OPERATIONS (Unaudited)
                     For The Period Ended June 30, 2000 (a)

(In thousands)

INVESTMENT INCOME
                                                                          $ 349
EXPENSES
Management fee                                      $  23
Service fee - Class A, Class B, Class C                10
Distribution fee - Class B                              2
Distribution fee - Class C                              3
Transfer agent fee                                      6
Bookkeeping fee                                        12
Trustee fee                                             2
Custodian fee                                           1
Audit fee                                              10
Legal fee                                               3
Registration fee                                        1
Reports to shareholders                                11
Other                                                   7
                                                    -----
                                                       91
Fees and expenses waived or borne
  by the Advisor                                      (53)                   38
                                                    =====                 -----
       Net Investment Income                                                311
                                                                          -----


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on investments                      (26)
Net change in unrealized appreciation on
investments                                            86
                                                    -----
       Net Gain                                                              60
                                                                          -----

Increase in Net Assets from Operations                                    $ 371
                                                                          =====

(a) The Fund commenced investment operations on January 18, 2000.







See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(In thousands)

                                                            (Unaudited)
                                                       Six months ended June 30,
INCREASE (DECREASE) IN NET ASSETS                             2000(a)
Operations:
Net investment income                                        $    311
Net realized loss                                                 (26)
Net change in unrealized appreciation                              86
                                                             --------
    Net Increase from Operations                                  371
Distributions:
From net investment income - Class A                             (211)
From net investment income - Class B                              (29)
From net investment income - Class C                              (28)
From net investment income - Class Z                              (30)
                                                             --------
                                                                   73
                                                             --------
Fund Share Transactions :
Receipts for shares sold - Class A                              7,110
Value of distributions reinvested - Class A                       194
                                                             ========
                                                                7,304
                                                             ========
Receipts for shares sold - Class B                              1,055
Value of distributions reinvested - Class B                        26
                                                             ========
                                                                1,081
                                                             ========
Receipts for shares sold - Class C                              1,040
Value of distributions reinvested - Class C                        25
                                                             ========
                                                                1,065
                                                             ========
Receipts for shares sold - Class Z                              1,000
Value of distributions reinvested - Class Z                        28
                                                             ========
                                                                1,028
                                                             ========
    Net Increase from Fund Share
      Transactions                                             10,478
                                                             --------
        Total Increase                                         10,551
NET ASSETS
Beginning of period                                                --
                                                             --------
End of period (including undistributed
 net investment income of $13)
                                                             $ 10,551
                                                             ========


(a) The Fund commenced investment operations on January 18, 2000.

STATEMENT OF CHANGES IN NET ASSETS - CONT.
                                                            (Unaudited)
                                                      Six months ended June 30,
                                                               2000(a)
NUMBER OF FUND SHARES
Sold - Class A                                                   593
Issued for distributions reinvested - Class A                     16
                                                             =======
                                                                 609
                                                             =======
Sold - Class B                                                    88
Issued for distributions reinvested - Class B                      2
                                                             =======
                                                                  90
                                                             =======
Sold - Class C                                                    87
Issued for distributions reinvested - Class C                      2
                                                             =======
                                                                  89
                                                             =======
Sold - Class Z                                                    84
Issued for distributions reinvested - Class Z                      2
                                                             =======
                                                                  86
                                                             =======










See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            June 30, 2000 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
------------------------------------
In the opinion of management of Colonial Investment Grade Bond Fund (the Fund), a series of Liberty Funds Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
---------------------------
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A as follows:

                                                                 CONVERTS TO
ORIGINAL PURCHASE                                               CLASS A SHARES
-----------------                                               --------------
       Less than $250,000                                          8 years
       $250,000 to less than $500,000                              4 years
       $500,000 to less than $1,000,000                            3 years

Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are sold continuously at net asset value. There are certain restrictions on the purchase of Class Z shares as defined in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.


Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------
Management fee: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets.

Bookkeeping Fee: The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 per year plus 0.035% annually of the Fund's average net assets over $50 million.

Administrative Fee
Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services and offices facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Transfer Agent Fee: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees: Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor is the Fund's principal underwriter. During the period ended June 30, 2000 the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges
(CDSC) on Class A , Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.45% and 0.60% annually of the average net assets attributable to Class B and Class C shares, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.65% annually of the Fund's average net assets.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
Investment activity: For the period ended June 30, 2000, purchases and sales of investments, other than short-term obligations, were $23,732,934 and $12,022,863 respectively.

Unrealized appreciation (depreciation) at June 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:

             Gross unrealized appreciation          $ 124,000
             Gross unrealized depreciation            (38,000)
                                                    ---------
                Net unrealized appreciation         $  86,000
                                                    =========

Other: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                   (Unaudited)
                                              Period ended June 30,
                                                      2000
                                   ---------------------------------------------
                                   Class A     Class B     Class C     Class Z
--------------------------------------------------------------------------------
Net Asset Value -
 Beginning of Period               $12.000     $12.000     $12.000     $12.000
                                   -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)(b)                       0.367       0.348       0.341       0.378
Net realized and
 unrealized loss                     0.075       0.065       0.065       0.075
                                   -------     -------     -------     -------

 Total from Investment
  Operations                         0.442       0.413       0.406       0.453
                                   -------     -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income          (0.352)     (0.333)     (0.326)     (0.363)
                                   -------     -------     -------     -------
Net asset value -
 End of period                     $12.090     $12.080     $12.080     $12.090
                                   =======     =======     =======     =======
Total return (c)(d)(e)                3.72%       3.47%       3.42%       3.81%
                                   =======     =======     =======     =======

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                       0.90%       1.35%       1.50%       0.65%
Fees and expenses waived
or borne by the Advisor (f)(g)        1.15%       1.15%       1.15%       1.15%
Net investment income (f)(g)          6.61%       6.16%       6.01%       6.86%
Portfolio turnover                     143%        143%        143%        143%
Net assets at end
 of period (000)                   $ 7,356     $ 1,087     $ 1,072     $ 1,036


(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                   $ 0.064     $ 0.064     $ 0.064     $ 0.064
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalls & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Investment Grade Bond Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

LIBERTY FUNDS

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ADVISOR        Innovative solutions for growth and income investing.

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Liberty's mutual funds are offered by prospectus through Liberty Funds
Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.


------------------------------------------------------------
COLONIAL INVESTMENT GRADE BOND FUND        SEMIANNUAL REPORT
------------------------------------------------------------

[LIBERTY LOGO]
LIBERTY
ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com